As filed with the Securities and Exchange Commission on July 8, 2015

Securities Act File No. 333-148826
Investment Company Act File No. 811-22175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post Effective Amendment No. 252	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 253	[X]

(Check appropriate box or boxes)

ALPS ETF TRUST
 (Exact Name of Registrant as Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Address of Principal Executive Offices)

(303) 623-2577
  Registrant’s Telephone Number

Abigail Murray, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
 New York, New York 10036

It is proposed that this filing will become effective:

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 252 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on July 8, 2015.

ALPS ETF TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Mary K. Anstine	Trustee	July 8, 2015
Mary K. Anstine*

/s/ Jeremy W. Deems	Trustee	July 8, 2015
Jeremy W. Deems*

/s/ Rick A. Pederson	Trustee	July 8, 2015
Rick A. Pederson*

/s/ Thomas A. Carter	Trustee and President	July 8, 2015
Thomas A. Carter

/s/ Patrick D. Buchanan	Treasurer	July 8, 2015
Patrick D. Buchanan

*	Signature affixed by Abigail Murray pursuant to a power of attorney dated June 8, 2015.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase